Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other Non-current Assets
Long-term deposits	¥ 62,688		¥ 112,219
Loan receivables, net	71,355		58,035
Long-term prepayments	45,744		42,446
Prepaid rental deposits	15,903		7,812
Others	4,462		11,943
Other non-current assets	¥ 200,152	$ 27,421	¥ 232,455